Stock-Based Compensation - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2014 USD ($)	Jun. 26, 2012 CAD	Dec. 31, 2014 Deferred Share Units [Member] CAD	Dec. 31, 2013 Deferred Share Units [Member] CAD	Dec. 31, 2012 Deferred Share Units [Member] CAD	Dec. 31, 2014 Employee Share Purchase Plan [Member] CAD	Dec. 31, 2013 Employee Share Purchase Plan [Member] CAD	Dec. 31, 2012 Employee Share Purchase Plan [Member] CAD	Dec. 31, 2014 Regular and Performance Stock Options [Member] CAD	Dec. 31, 2013 Regular and Performance Stock Options [Member] CAD	Dec. 31, 2012 Regular and Performance Stock Options [Member] CAD	Dec. 31, 2014 Performance Share Units [Member] CAD	Dec. 31, 2013 Performance Share Units [Member] CAD	Dec. 31, 2012 Performance Share Units [Member] CAD	Dec. 31, 2014 Restricted Share Unit [Member] CAD	Dec. 31, 2013 Restricted Share Unit [Member] CAD	Dec. 31, 2012 Restricted Share Unit [Member] CAD	Dec. 31, 2014 Restricted Share Unit [Member] Maximum [Member]	Dec. 31, 2014 Restricted Share Unit [Member] Maximum [Member] Cash Settled Restricted Stock Units [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock-based compensation expense	110	92	64			28	32	23	5	5	4	18	17	24	50	25		9	10	7
Recognition of revised vesting terms in the stock-based compensation plans					8
Company's closing stock price				$ 223.75
Grant date Fair Value of options, issued	21	20	28
(Reduction) Increase in fair value of option			(2)
Total unrecognized compensation related to share based compensation plans						3						16			50			3
Expected to be recognized over a weighted-average period						8 months 12 days						1 year 3 months 18 days			1 year 4 months 24 days							2 years
Total fair value of shares vested for stock option plan	15	5	34
Units Issued															165,500			16,325
Grant date fair value															25			3
Other than options vesting period						48 months									3 years			3 years			36 months
Remaining Payout Amount																	31
Stock-based compensation expense recovery																	1
Matching no. of DSU's that may be granted to key employees to meet share ownership target when acquiring Common Shares and DSU's acquired				25.00%
Company granted DSUs						58,460
Grant date fair value						9
Period in which company's contribution are expensed									1 year
Employer contribution to employee share purchase plan									$1 for every $3 contributed by employees
The highest percentage of annual salary that an employee is permitted to utilize with respect to the plan									6.00%
Total number of shares purchased on behalf of participants									176,906	271,934	445,951
Employer contributions									5	5	4